Document and Entity Information	3 Months Ended
	Sep. 30, 2012	Oct. 31, 2012 Common Stock	Oct. 31, 2012 Class B Common Stock	Oct. 31, 2012 Class C Common Stock	Oct. 31, 2012 Preferred Stock Class A
Entity Registrant Name	Fonar Corporation
Entity Central Index Key	0000355019
Document Type	10-Q
Document Period End Date	Sep 30, 2012
Amendment Flag	true
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		5,931,262	158	382,513	313,438
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2013
Amendment Description	Adding XBRL files

Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Jun. 30, 2012
Current Assets:
Cash and cash equivalents	$ 12,905	$ 12,032
Accounts receivable - net	4,910	5,095
Accounts receivable - related party	90
Management and other fees receivable - net	4,282	3,782
Management and other fees receivable - related medical practices - net	1,709	1,311
Costs and estimated earnings in excess of billings on uncompleted contracts	1,159	1,129
Inventories	2,517	2,195
Current portion of notes receivable - net	117	116
Prepaid expenses and other current assets	202	206
Total Current Assets	27,891	25,866
Property and equipment - net	3,123	3,173
Notes receivable	242	276
Other intangible assets - net	3,716	3,835
Other assets	490	465
Total Assets	35,462	33,615
Current Liabilities:
Current portion of long-term debt and capital leases	1,658	1,854
Accounts payable	2,212	2,077
Other current liabilities	8,001	7,693
Unearned revenue on service contracts	5,620	5,475
Unearned revenue on service contracts - related Parties	82
Customer advances	3,898	3,881
Income tax payable	25	100
Total Current Liabilities	21,496	21,080
Long-Term Liabilities:
Accounts payable-non current	25	47
Due to related medical practices	231	229
Long-term debt and capital leases, less current Portion	706	777
Other liabilities	390	401
Total Long-Term Liabilities	1,352	1,454
Total Liabilities	22,848	22,534
STOCKHOLDERS' EQUITY:
Common Stock	1	1
Paid-in capital in excess of par value	174,084	174,084
Accumulated other comprehensive loss	(19)	(20)
Accumulated deficit	(166,882)	(168,334)
Notes receivable from employee stockholders	(69)	(71)
Treasury stock, at cost - 11,643 shares of common stock at March 31, 2012 and June 30, 2011	(675)	(675)
Non controlling interests	6,174	6,096
Total Stockholders' Equity	12,614	11,081
Total Liabilities and Stockholders' Equity	$ 35,462	$ 33,615

Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Jun. 30, 2012
Class A NonVoting Preferred Stock
Preferred Stock, Par Value	$ 0.0001	$ 0.0001
Preferred Stock, Authorized	453,000	453,000
Preferred Stock, Issued	313,438	313,438
Preferred Stock, Outstanding	313,438	313,438
Preferred Stock
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Authorized	567,000	567,000
Preferred Stock, Issued
Preferred Stock, Outstanding
Common Stock
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Authorized	8,500,000	8,500,000
Common Stock, Issued	5,912,905	5,912,905
Common Stock, Outstanding	5,901,262	5,901,262
Class B Common Stock
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Authorized	227,000	227,000
Common Stock, Issued	158	158
Common Stock, Outstanding	158	158
Class C Common Stock
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Authorized	567,000	567,000
Common Stock, Issued	382,513	382,513
Common Stock, Outstanding	382,513	382,513

Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
REVENUES
Product sales - net	$ 1,041	$ 1,776
Service and repair fees - net	2,709	2,905
Service and repair fees - related parties - net	27	27
Management and other fees - net	3,769	3,329
Management and other fees - related medical practices - net	1,965	1,571
Total Revenues - Net	9,511	9,608
COSTS AND EXPENSES
Costs related to product sales	1,056	1,475
Costs related to service and repair fees	865	813
Costs related to service and repair fees - related parties	9	8
Costs related to management and other fees	2,171	2,185
Costs related to management and other fees - related medical practices	817	819
Research and development	330	329
Selling, general and administrative	2,212	2,043
Provision for bad debts	175	175
Total Costs and Expenses	7,635	7,847
Income From Operations	1,876	1,761
Interest Expense	(76)	(107)
Investment Income	59	62
Other (Expense) Income	(9)	56
Income Before Provision for Income Taxes and Non Controlling Interests	1,850	1,772
Provision for Income Taxes	72
Net Income	1,778	1,772
Net Income - Non Controlling Interests	(326)	(259)
Net Income - Controlling Interests	1,452	1,513
Net Income Available to Common Stockholders	1,355	1,409
Net Income Available to Class A Non-Voting Preferred Stockholders	72	78
Net Income Available to Class C Common Stockholders	$ 25	$ 27
Basic Net Income Per Common Share Available to Common Stockholders	$ 0.23	$ 0.25
Diluted Net Income Per Common Share Available to Common Stockholders	$ 0.22	$ 0.24
Basic and Diluted Income Per Share-Common C	$ 0.06	$ 0.07
Weighted Average Basic Shares Outstanding	5,901,262	5,668,762
Weighted Average Diluted Shares Outstanding	6,028,766	5,796,266
Weighted Average Basic Shares Outstanding - Class C Common	382,513	382,513
Weighted Average Diluted Shares Outstanding - Class C Common	382,513	382,513

Statement of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Statement Of Comprehensive Income
Net Income	$ 1,778	$ 1,772
Other comprehensive income, net of tax: Unrealized gains (losses) on marketable securities, net of tax	(1)	(5)
Total comprehensive income	1,777	1,767
Comprehensive income-non controlling interests	326	259
Comprehensive income-controlling interests	$ 1,451	$ 1,508

Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash Flows from Operating Activities:
Net Income	$ 1,778	$ 1,772
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	415	525
Provision for bad debts	175	175
Stock issued for costs and expenses	0	104
(Increase) decrease in operating assets, net:
Accounts, management fee and medical receivable(s)	(979)	66
Notes receivable	33	14
Costs and estimated earnings in excess of Billings on uncompleted contracts	(30)	(387)
Inventories	(322)	(1,417)
Prepaid expenses and other current assets	6	(73)
Other assets	(24)	(14)
Increase (decrease) in operating liabilities, net:
Accounts payable	112	(67)
Other current liabilities	536	727
Customer advances	16	(1,208)
Billings in excess of costs and estimated earnings on uncompleted contracts	0	813
Other liabilities	(10)	(4)
Due to related medical practices	2	2
Income tax payable	(75)	0
Net cash provided by operating activities	1,633	1,028
Cash Flows from Investing Activities:
Purchases of property and equipment	(211)	(116)
Cost of patents	(36)	(39)
Net cash (used in) provided by investing activities	(247)	(155)
Cash Flows from Financing Activities:
Repayment of borrowings and capital lease obligations	(266)	(326)
Distributions to non controlling interests	(249)	(288)
Repayment of notes receivable from employee stockholders	2	2
Net cash used in financing activities	(513)	(612)
Net Increase in Cash and Cash Equivalents	873	261
Cash and Cash Equivalents - Beginning of Period	12,032	9,251
Cash and Cash Equivalents - End of Period	$ 12,905	$ 9,512

NOTE 1 - BASIS OF PRESENTATION & LIQUIDITY & CAPITAL RESOURCES	3 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
NOTE 1 - BASIS OF PRESENTATION & LIQUIDITY & CAPITAL RESOURCES

NOTE 1 - BASIS OF PRESENTATION & LIQUIDITY & CAPITAL RESOURCES

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three months ended September 30, 2012, are not necessarily indicative of the results that may be expected for the fiscal year ending June 30, 2013. For further information, refer to the consolidated financial statements and footnotes thereto included in the Company's Annual Report on Form 10-K filed on September 28, 2012 for the fiscal year ended June 30, 2012.

Liquidity

At September 30, 2012, the Company had working capital of $6.4 million as compared to working capital of $4.8 million at June 30, 2012, and stockholders’ equity of $12.6 million at September 30, 2012 as compared to stockholders’ equity of $11.1 million at June 30, 2012. For the three months ended September 30, 2012, we realized a net income of $1.8 million.

The Company believes that its business plan has been responsible for the past two consecutive fiscal years of profitability (fiscal 2012 and fiscal 2011) and that its capital resources will be adequate to support operations at current levels through June 30, 2013. In fiscal 2010 and prior years, however, the Company also experienced losses and periods of working capital deficits. The future effects on our business of healthcare reform legislation, the Deficit Reduction Act, the tax on sales of medical equipment and the general economic and business climate are not known at the present time. Nevertheless, there is a possibility of adverse consequences to our business operations from these causes.

In order to promote sales, the Company is continuing to focus on marketing campaigns to strengthen the demand for our products and services. Management anticipates that the Company’s capital resources will continue to improve if the Company’s MRI scanner products gain wider market recognition and acceptance resulting in both increased product sales and scan volumes. If the Company is not successful with our marketing efforts to increase sales, the Company will experience a shortfall in cash, and it will be necessary to reduce operating expenses or obtain funds through equity or debt financing.

If the Company is unable to meet expenditures with revenues or financing then it will be necessary to reduce expenses further, or seek other sources of funds through the issuance of debt or equity financing in order to conduct operations as now conducted subsequent to fiscal 2013.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Sep. 30, 2012
Notes to Financial Statements
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The unaudited condensed consolidated financial statements include the accounts of FONAR Corporation, its majority and wholly-owned subsidiaries and partnerships (collectively the “Company”). All significant intercompany accounts and transactions have been eliminated in consolidation.

Income Per Share

Basic income per share (“EPS”) is computed based on weighted average shares outstanding and excludes any potential dilution. In accordance with ASC topic 260-10, “Participating Securities and the Two-Class method”, the Company used the Two-Class method for calculating basic income per share and applied the if converted method in calculating diluted income per share for the three months ended September 30, 2012 and 2011.

Diluted EPS reflects the potential dilution from the exercise or conversion of all dilutive securities into common stock based on the average market price of common shares outstanding during the period. For the three months ended September 30, 2012 and 2011, the number of common shares potentially issuable upon the exercise of certain options of 13,000 and 20,000; respectively, have not been included in the computation of diluted EPS since the effect would be antidilutive.

	Three months ended			Three months ended
	September 30, 2012			September 30, 2011
	(000's omitted, except per share data)
	Total	Common Stock	Class C Common Stock	Total	Common Stock	Class C Common Stock
Basic Numerator:
Net income available to common stockholders	$1,452	$1,355	$25	$1,513	$1,409	$27
Denominator:
Weighted average shares outstanding	5,901	5,901	383	5,669	5,669	383
Basic income per common share	$0.25	$0.23	$0.06	$0.27	$0.25	$0.07
Diluted Denominator:
Weighted average shares outstanding		5,901	383		5,669	383
Stock options		—	—		—	—
Convertible Class C Stock		128	—		128	—
Total Denominator for diluted earnings per share		6,029	383		5,797	383
Diluted income per common share		$0.22	$0.06		$0.24	$0.07

Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05. ASU 2011-12 defers the requirement that companies present reclassification adjustments for each component of Accumulated Other Comprehensive Income in both net income and Other Comprehensive Income on the face of the financial statements. All other requirements in ASU No. 2011-05 are not affected by ASU No. 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The guidance provided by this update becomes effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of this standard has not had a material impact on the Company’s condensed consolidated position and results of operations.

In July 2012, the FASB issued ASU No. 2012-02, Intangibles-Goodwill and Other (Topic 350) Testing Indefinite-Lived Intangible Assets for Impairment. This ASU simplifies how entities test indefinite-lived intangible assets for impairment which improve consistency in impairment testing requirements among long-lived asset categories. These amended standards permit an assessment of qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. For assets in which this assessment concludes it is more likely than not that the fair value is more than its carrying value, these amended standards eliminate the requirement to perform quantitative impairment testing as outlined in previously issued standards. The guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s condensed consolidated financial position and results of operations.

FASB, the Emerging Issues Task Force and the SEC have issued certain other accounting standards, updates, and regulations as of June 30, 2012 that will become effective in subsequent periods; however, management does not believe that any of those updates would have significantly affected our financial accounting measures or disclosures had they been in effect during 2012 or 2011, and it does not believe that any of those pronouncements will have a significant impact on our consolidated financial statements at the time they become effective.

Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation. The reclassifcations did not have any effect on reported consolidated net income for any periods presented.

NOTE 3 - ACCOUNTS RECEIVABLE AND MANAGEMENT AND OTHER FEES RECEIVABLE	3 Months Ended
Sep. 30, 2012
Receivables [Abstract]
NOTE 3 - ACCOUNTS RECEIVABLE AND MANAGEMENT AND OTHER FEES RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE AND MANAGEMENT AND OTHER FEES RECEIVABLE

Accounts Receivable and Management and Other Fees Receivable

Receivables, net is comprised of the following at September 30, 2012:

(000’s Omitted)

	Gross Receivable	Allowance for doubtful accounts	Net
Receivables from equipment sales and service contracts	$6,763	$1,853	$4,910
Receivables from equipment sales and service contracts - related party	$90	—	$90
Management and other fees receivables	$11,915	$7,633	$4,282
Management and other fees receivables from related medical practices ("PC’s")	$2,112	$403	$1,709

The Company's customers are concentrated in the healthcare industry.

The Company's receivables from the related and non-related professional corporations (PC's) substantially consists of fees outstanding under management agreements. Payment of the outstanding fees is dependent on collection by the PC's of fees from third party medical reimbursement organizations, principally insurance companies and health management organizations.

Payment of the management fee receivables from the PC’s may be impaired by the inability of the PC’s to collect in a timely manner their medical fees from the third party payors, particularly insurance carriers covering automobile no-fault and workers compensation claims due to longer payment cycles and rigorous informational requirements and certain other disallowed claims. Approximately 38% and 55% of the PCs’ net revenues for the three months ended September 30, 2012 and 2011, respectively, were derived from no-fault and personal injury protection claims. The Company considers the aging of its accounts receivable in determining the amount of allowance for doubtful accounts. The Company generally takes all legally available steps to collect its receivables. Credit losses associated with the receivables are provided for in the condensed consolidated financial statements and have historically been within management's expectations.

Net revenues from management and other fees charged to the related PCs accounted for approximately 20.7% and 16.4% of the consolidated net revenues for the three months ended September 30, 2012 and 2011, respectively.

Tallahassee Magnetic Resonance Imaging, PA, Stand Up MRI of Boca Raton, PA and Stand Up MRI & Diagnostic Center, PA (all related medical practices) entered into a guaranty agreement, pursuant to which they cross guaranteed all management fees which are payable to the Company, which have arisen under each individual management agreement.

NOTE 4 - INVENTORIES	3 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
NOTE 4 - INVENTORIES	NOTE 4 - INVENTORIES (000's omitted)
	September 30, 2012	June 30, 2012
Purchased parts, components and supplies	$1,960	$1,673
Work-in-process	557	522
TOTAL INVENTORIES	$2,517	$2,195

NOTE 5 - COSTS AND ESTIMATED EARNINGS ON UNCOMPLETED CONTRACTS AND CUSTOMER ADVANCES	3 Months Ended
Sep. 30, 2012
Notes to Financial Statements
NOTE 5 - COSTS AND ESTIMATED EARNINGS ON UNCOMPLETED CONTRACTS AND CUSTOMER ADVANCES

NOTE 5 - COSTS AND ESTIMATED EARNINGS ON UNCOMPLETED CONTRACTS AND CUSTOMER ADVANCES

1) Information relating to uncompleted contracts as of September 30, 2012 is as follows:

(000's omitted)

Costs incurred on uncompleted contracts	$2,684
Estimated earnings	2,062
Subtotal	4,746
Less: Billings to date	3,587
Total Costs and estimated earnings in excess of billings on uncompleted contracts	$1,159

Included in the accompanying condensed consolidated balance sheet at September 30, 2012 under the following captions:

Costs and estimated earnings in excess of billings on uncompleted contracts	$1,159
Less: Billings in excess of costs and estimated earnings on uncompleted contracts	—
Total Costs and estimated earnings in excess of billings on uncompleted contracts	$1,159

2) Customer advances consist of the following as of September 30, 2012:

Total advances	$7,485
Less: Advances on contracts under construction	3,587
Total customer advances	$3,898

NOTE 6 - OTHER CURRENT LIABILITIES	3 Months Ended
Sep. 30, 2012
Payables and Accruals [Abstract]
OtherLiabilitiesCurrent

NOTE 6 – OTHER CURRENT LIABILITIES

Other current liabilities in the accompanying condensed consolidated balance sheet consist of the following:

(000’s omitted)

	September 30, 2012	June 30, 2012
Accrued salaries, commissions and payroll taxes	$536	$570
Accrued interest	198	191
Litigation accruals	493	493
Sales tax payable	2,908	2,764
Legal and other professional fees	544	577
Accounting fees	115	345
Insurance premiums	62	13
Interest and penalty - sales tax	2,166	2,116
Penalty - 401k plan	250	250
Purchase scanners	400	—
Rent	178	208
Other	151	166
TOTAL OTHER CURRENT LIABILITIES	$8,001	$7,693

NOTE 7 - SEGMENT AND RELATED INFORMATION	3 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
NOTE 7 - SEGMENT AND RELATED INFORMATION

NOTE 7 - SEGMENT AND RELATED INFORMATION

The Company operates in two industry segments - manufacturing and the servicing of medical equipment and management of diagnostic imaging centers.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies as disclosed in the Company’s 10-K as of June 30, 2012. All inter-segment sales are market-based. The Company evaluates performance based on income or loss from operations.

Summarized financial information concerning the Company's reportable segments is shown in the following table:

(000's omitted)

	Medical Equipment	Management Of Diagnostic Imaging Centers	Totals
For the three months ended Sept. 30, 2012
Net revenues from external customers	$3,777	$5,734	$9,511
Inter-segment net revenues	$202	$—	$202
Income from operations	$227	$1,649	$1,876
Depreciation and amortization	$158	$257	$415
Capital expenditures	$71	$176	$247
For the three months ended Sept. 30, 2011
Net revenues from external customers	$4,708	$4,900	$9,608
Inter-segment net revenues	$202	$—	$202
Income from operations	$751	$1,010	$1,761
Depreciation and amortization	$175	$350	$525
Capital expenditures	$39	$116	$155

NOTE 8 - SUPPLEMENTAL CASH FLOW INFORMATION	3 Months Ended
Sep. 30, 2012
Supplemental Cash Flow Elements [Abstract]
NOTE 8 - SUPPLEMENTAL CASH FLOW INFORMATION

NOTE 8 – SUPPLEMENTAL CASH FLOW INFORMATION

During the three months ended September 30, 2012 and September 30, 2011, the Company paid $33,000 and $64,000 for interest, respectively.

During the three months ended September 30, 2012 and September 30, 2011, the Company paid $147,000 and $0 for income taxes, respectively.

NOTE 9 - COMMITMENTS AND CONTINGENCIES	3 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
NOTE 9 - COMMITMENTS AND CONTINGENCIES

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Litigation

The Company is subject to legal proceedings and claims arising from the ordinary course of its business, including personal injury, customer contract and employment claims. In the opinion of management, the aggregate liability, if any, with respect to such actions, will not have a material adverse effect on the consolidated financial position or results of operations of the Company.

There were no material changes in litigation from that reported in our Form 10-K for the fiscal year ended June 30, 2012.

Other Matters

The Company is also delinquent in filing sales tax returns for certain states, for which the Company has transacted business. As of September 30, 2012, the Company has recorded tax obligations of approximately $2,591,000 plus interest and penalties of approximately $2,166,000. The Company is in the process of determining the regulatory requirements in order to become compliant.

The Company has determined they may not be in compliance with the Department of Labor and Internal Revenue Service regulations concerning the requirements to file Form 5500 to report activity of its 401(k) Employee Benefit Plan. The filings do not require the Company to pay tax, however they may be subject to penalty for non-compliance. The Company has recorded provisions for any potential penalties totaling $250,000. The amount was the Company’s best estimate of potential penalties. Management is unable to determine the outcome of this uncertainty. The Company has engaged outside counsel to handle such matters to determine the necessary requirements to ensure compliance. On August 31, 2011, the Company submitted with the Internal Revenue Service a request for a compliance statement and a determination letter for our 401K plan. On December 9, 2011, the Internal Revenue Service issued a favorable determination letter on our 401K plan. The Company is still working with outside counsel to complete and file forms with the US Department of Labor.

NOTE 10 - INCOME TAXES	3 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
NOTE 10 - INCOME TAXES

NOTE 10 - INCOME TAXES

Effective January 1, 2007, the Company adopted the provisions of ASC topic 740 (formerly FASB Interpretation No. 48/FASB Statement No. 109, “Accounting for Uncertainty in Income Taxes”). ASC topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a corporate tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. Differences between tax positions taken or expected to be taken in a tax return and the benefit recognized and measured pursuant to the interpretation are referred to as “unrecognized benefits”. A liability is recognized (or amount of net operating loss carryforward or amount of tax refundable is reduced) for an unrecognized tax benefit because it represents an enterprise’s potential future obligation to the taxing authority for a tax position that was not recognized as a result of applying the provisions of ASC topic 740.

In accordance with ASC topic 740, interest costs related to unrecognized tax benefits are required to be calculated (if applicable) and would be classified as “Interest expense, net”. Penalties if incurred would be recognized as a component of “Selling, general and administrative” expenses.

The Company files corporate income tax returns in the United States (federal) and in various state and local jurisdictions. In most instances, the Company is no longer subject to federal, state and local income tax examinations by tax authorities for years prior to 2006.

The adoption of the provisions of ASC topic 740 did not have a material impact on the Company’s consolidated financial position and results of operations. Upon the adoption and as of September 30, 2012, no liability for unrecognized tax benefits was required to be recorded. The Company does not expect its unrecognized tax benefit position to change during the next 12 months.

The Company recognized a net deferred tax asset of $461,858 and a deferred tax liability of $461,858 as of September 30, 2012, primarily relating to net operating loss carryforwards of approximately $154,431,000 available to offset future taxable income through 2029. The net operating losses begin to expire in 2012 for federal tax purposes and in 2012 for state income tax purposes.

The ultimate realization of deferred tax assets is dependent on the generation of future taxable income during the periods in which those temporary differences become deductible. The Company considers projected future taxable income and tax planning strategies in making this assessment. At present, the Company does not have a sufficient history of income or knowledge of future effects on our business of healthcare reform legislation, the Deficit Reduction Act, the tax on sales of medical equipment and the general economic and business climate to conclude that it is more-likely-than-not that the Company will be able to realize all of its tax benefits in the near future and therefore a valuation allowance was established for the full value of the deferred tax asset.

A valuation allowance will be maintained until sufficient positive evidence exists to support the reversal of any portion or all of the valuation. Should the Company become profitable in future periods with supportable trends, the valuation allowance will be reversed accordingly.

NOTE 11 - SUBSEQUENT EVENTS	3 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
NOTE 11 - SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

During the period from October 1, 2012 through October 31, 2012, the Company issued 30,000 shares of common stock to consultants as compensation valued at $146,700 under the 2010 Stock Bonus Plan.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended
Sep. 30, 2012
Note 2 - Summary Of Significant Accounting Policies Policies
Principles of Consolidation

Principles of Consolidation

The unaudited condensed consolidated financial statements include the accounts of FONAR Corporation, its majority and wholly-owned subsidiaries and partnerships (collectively the “Company”). All significant intercompany accounts and transactions have been eliminated in consolidation.

Income Per Share

Income Per Share

Basic income per share (“EPS”) is computed based on weighted average shares outstanding and excludes any potential dilution. In accordance with ASC topic 260-10, “Participating Securities and the Two-Class method”, the Company used the Two-Class method for calculating basic income per share and applied the if converted method in calculating diluted income per share for the three months ended September 30, 2012 and 2011.

Diluted EPS reflects the potential dilution from the exercise or conversion of all dilutive securities into common stock based on the average market price of common shares outstanding during the period. For the three months ended September 30, 2012 and 2011, the number of common shares potentially issuable upon the exercise of certain options of 13,000 and 20,000; respectively, have not been included in the computation of diluted EPS since the effect would be antidilutive.

	Three months ended			Three months ended
	September 30, 2012			September 30, 2011
	(000's omitted, except per share data)
	Total	Common Stock	Class C Common Stock	Total	Common Stock	Class C Common Stock
Basic Numerator:
Net income available to common stockholders	$1,452	$1,355	$25	$1,513	$1,409	$27
Denominator:
Weighted average shares outstanding	5,901	5,901	383	5,669	5,669	383
Basic income per common share	$0.25	$0.23	$0.06	$0.27	$0.25	$0.07
Diluted Denominator:
Weighted average shares outstanding		5,901	383		5,669	383
Stock options		—	—		—	—
Convertible Class C Stock		128	—		128	—
Total Denominator for diluted earnings per share		6,029	383		5,797	383
Diluted income per common share		$0.22	$0.06		$0.24	$0.07

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05. ASU 2011-12 defers the requirement that companies present reclassification adjustments for each component of Accumulated Other Comprehensive Income in both net income and Other Comprehensive Income on the face of the financial statements. All other requirements in ASU No. 2011-05 are not affected by ASU No. 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The guidance provided by this update becomes effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of this standard has not had a material impact on the Company’s condensed consolidated position and results of operations.

In July 2012, the FASB issued ASU No. 2012-02, Intangibles-Goodwill and Other (Topic 350) Testing Indefinite-Lived Intangible Assets for Impairment. This ASU simplifies how entities test indefinite-lived intangible assets for impairment which improve consistency in impairment testing requirements among long-lived asset categories. These amended standards permit an assessment of qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. For assets in which this assessment concludes it is more likely than not that the fair value is more than its carrying value, these amended standards eliminate the requirement to perform quantitative impairment testing as outlined in previously issued standards. The guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s condensed consolidated financial position and results of operations.

FASB, the Emerging Issues Task Force and the SEC have issued certain other accounting standards, updates, and regulations as of June 30, 2012 that will become effective in subsequent periods; however, management does not believe that any of those updates would have significantly affected our financial accounting measures or disclosures had they been in effect during 2012 or 2011, and it does not believe that any of those pronouncements will have a significant impact on our consolidated financial statements at the time they become effective.

Reclassifications

Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation. The reclassifcations did not have any effect on reported consolidated net income for any periods presented.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Earnings Per Share
	Three months ended			Three months ended
	September 30, 2012			September 30, 2011
	(000's omitted, except per share data)
	Total	Common Stock	Class C Common Stock	Total	Common Stock	Class C Common Stock
Basic Numerator:
Net income available to common stockholders	$1,452	$1,355	$25	$1,513	$1,409	$27
Denominator:
Weighted average shares outstanding	5,901	5,901	383	5,669	5,669	383
Basic income per common share	$0.25	$0.23	$0.06	$0.27	$0.25	$0.07
Diluted Denominator:
Weighted average shares outstanding		5,901	383		5,669	383
Stock options		—	—		—	—
Convertible Class C Stock		128	—		128	—
Total Denominator for diluted earnings per share		6,029	383		5,797	383
Diluted income per common share		$0.22	$0.06		$0.24	$0.07

NOTE 3 - ACCOUNTS RECEIVABLE AND MANAGEMENT AND OTHER FEES RECEIVABLE (Tables)	3 Months Ended
Sep. 30, 2012
Receivables [Abstract]
Accounts Receivables, Net Allowances For Doubtful Accounts
	Gross Receivable	Allowance for doubtful accounts	Net
Receivables from equipment sales and service contracts	$6,763	$1,853	$4,910
Receivables from equipment sales and service contracts - related party	$90	—	$90
Management and other fees receivables	$11,915	$7,633	$4,282
Management and other fees receivables from related medical practices ("PC’s")	$2,112	$403	$1,709

NOTE 4 - INVENTORIES (Tables)	3 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Inventories
	September 30, 2012	June 30, 2012
Purchased parts, components and supplies	$1,960	$1,673
Work-in-process	557	522
TOTAL INVENTORIES	$2,517	$2,195

NOTE 5 - COSTS AND ESTIMATED EARNINGS ON UNCOMPLETED CONTRACTS AND CUSTOMER ADVANCES (Tables)	3 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Total Costs And Estimated Earnings In Excess Of Billings On Uncompleted Contracts
Costs incurred on uncompleted contracts	$2,684
Estimated earnings	2,062
Subtotal	4,746
Less: Billings to date	3,587
Total Costs and estimated earnings in excess of billings on uncompleted contracts	$1,159

Total Costs And Estimated Earnings Less Billings In Excess of Billings On Uncompleted Contracts
Costs and estimated earnings in excess of billings on uncompleted contracts	$1,159
Less: Billings in excess of costs and estimated earnings on uncompleted contracts	—
Total Costs and estimated earnings in excess of billings on uncompleted contracts	$1,159

Total Customer Advances - Net
Total advances	$7,485
Less: Advances on contracts under construction	3,587
Total customer advances	$3,898

NOTE 6 - OTHER CURRENT LIABILITIES (Tables)	3 Months Ended
Sep. 30, 2012
Payables and Accruals [Abstract]
Total Other Current Liabilities
	September 30, 2012	June 30, 2012
Accrued salaries, commissions and payroll taxes	$536	$570
Accrued interest	198	191
Litigation accruals	493	493
Sales tax payable	2,908	2,764
Legal and other professional fees	544	577
Accounting fees	115	345
Insurance premiums	62	13
Interest and penalty - sales tax	2,166	2,116
Penalty - 401k plan	250	250
Purchase scanners	400	—
Rent	178	208
Other	151	166
TOTAL OTHER CURRENT LIABILITIES	$8,001	$7,693

NOTE 7 - SEGMENT AND RELATED INFORMATION (Tables)	3 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Segment And Related Information Table
	Medical Equipment	Management Of Diagnostic Imaging Centers	Totals
For the three months ended Sept. 30, 2012
Net revenues from external customers	$3,777	$5,734	$9,511
Inter-segment net revenues	$202	$—	$202
Income from operations	$227	$1,649	$1,876
Depreciation and amortization	$158	$257	$415
Capital expenditures	$71	$176	$247
For the three months ended Sept. 30, 2011
Net revenues from external customers	$4,708	$4,900	$9,608
Inter-segment net revenues	$202	$—	$202
Income from operations	$751	$1,010	$1,761
Depreciation and amortization	$175	$350	$525
Capital expenditures	$39	$116	$155

NOTE 1 - BASIS OF PRESENTATION & LIQUIDITY & CAPITAL RESOURCES (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012
Accounting Policies [Abstract]
working capital	$ 35,462		$ 33,615
Total Stockholders Equity	12,614		11,081
Net Income	$ 1,778	$ 1,772

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Basic and diluted - Numerator: Net income available to common stockholders	$ 1,452	$ 1,513
Basic and diluted - Denominator: Weighted average shares outstanding	5,901	5,669
Basic income per common share	$ 0.23	$ 0.25
Common Stock
Basic and diluted - Numerator: Net income available to common stockholders	1,355	1,409
Basic and diluted - Denominator: Weighted average shares outstanding	5,901	5,669
Basic income per common share	$ 0.23	$ 0.25
Diluted - Denominator: Stock options	0	0
Diluted - Denominator: Convertible Class C Stock	128	128
Total diluted denominator: For diluted income per common share calculation	6,029	5,797
Diluted income per common share	0.22	0.24
Class C Common Stock
Basic and diluted - Numerator: Net income available to common stockholders	$ 25	$ 27
Basic and diluted - Denominator: Weighted average shares outstanding	383	383
Basic income per common share	$ 0.06	$ 0.07
Diluted - Denominator: Stock options	0	0
Diluted - Denominator: Convertible Class C Stock	0	0
Total diluted denominator: For diluted income per common share calculation	383	383
Diluted income per common share	0.06	0.07

NOTE 3 - ACCOUNTS RECEIVABLE AND MANAGEMENT AND OTHER FEES RECEIVABLE - (Details) (USD $)	Sep. 30, 2012
Receivables from equipment sales and service contracts
Gross Receivable	$ 6,763,000
Allowance for doubtful accounts	1,853,000
Net	4,910,000
Receivables from equipment sales and service contracts - related party
Gross Receivable	90,000
Allowance for doubtful accounts
Net	90,000
Management and other fees receivables
Gross Receivable	11,915,000
Allowance for doubtful accounts	7,633,000
Net	4,282,000
Management and other fees receivables from related medical practices "PC's"
Gross Receivable	2,112,000
Allowance for doubtful accounts	403,000
Net	$ 1,709,000

NOTE 4 - INVENTORIES (Details Narrative) (USD $)	Sep. 30, 2012	Jun. 30, 2012
TOTAL INVENTORIES	$ 2,517,000	$ 2,195,000
InventoriesMember
Purchased parts, components and supplies	1,960,000	1,673,000
Work-in-process	557,000	522,000
TOTAL INVENTORIES	$ 2,517,000	$ 2,195,000

NOTE 5 - Information Relating to Uncompleted Contracts - (Details) (USD $)	Sep. 30, 2012	Jun. 30, 2012
Notes to Financial Statements
CostsIncurredOnUncompletedContracts	$ 2,684,000
Estimated earnings	2,062,000
Subtotal	4,746,000
Less: Billings to date	3,587,000
Total Costs and estimated earnings in excess of billings on uncompleted contracts	$ 1,159,000	$ 1,129,000

NOTE 5 - Costs and Estimated Earnings in Excess of Billings on Uncompleted Contracts - (Details) (USD $)	Sep. 30, 2012
Notes to Financial Statements
Costs and estimated earnings in excess of billings on uncompleted contracts	$ 1,159,000
Less: Billings in excess of costs and estimated earnings on uncompleted contracts
Total Costs and estimated earnings in excess of billings on uncompleted contracts	$ 1,159,000

NOTE 5 - Customer Advances - (Details) (USD $)	Sep. 30, 2012
Notes to Financial Statements
Total advances	$ 7,485,000
Less: Advances on contracts under construction	3,587,000
Total customer advances	$ 3,898,000

NOTE 6 - OTHER CURRENT LIABILITIES - (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Jun. 30, 2012
Payables and Accruals [Abstract]
Accrued salaries, commissions and payroll taxes	$ 536	$ 570
Accrued interest	198	191
Litigation accruals	493	493
Sales tax payable	2,908	2,764
Legal and other professional fees	544	577
Accounting fees	115	345
Insurance premiums	62	13
Interest and penalty - sales tax	2,166	2,116
Penalty - 401k plan	250	250
Purchase scanners	400
Rent	178	208
Other	151	166
TOTAL OTHER CURRENT LIABILITIES	$ 8,001	$ 7,693

NOTE 7 - SEGMENT AND RELATED INFORMATION - (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Net revenues from external customers	$ 9,511	$ 9,608
Inter-segment net revenues	202	202
Income from operations	1,876	1,761
Depreciation and amortization	415	525
Capital expenditures	247	155
Medical Equipment
Net revenues from external customers	3,777	4,708
Inter-segment net revenues	202	202
Income from operations	227	751
Depreciation and amortization	158	175
Capital expenditures	71	39
Management Of Diagnostic Imaging Centers
Net revenues from external customers	5,734	4,900
Inter-segment net revenues	0	0
Income from operations	1,649	1,010
Depreciation and amortization	257	350
Capital expenditures	$ 176	$ 116

NOTE 8 - SUPPLEMENTAL CASH FLOW INFORMATION (Details Narrative) (OtherExpenseMember, USD $)	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
OtherExpenseMember
Interest Paid	$ 33,000	$ 64,000
Income Taxes Paid	$ 147,000	$ 0

NOTE 9 - COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
TaxObligations	$ 2,591,000
TaxInterestAndPenaltys	2,166,000
ProvisionsForTaxPenaltys	$ 250,000

NOTE 10 - INCOME TAXES (Details Narrative) (USD $)	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Net Deferred Tax Asset	$ 461,858
Net Deferred Tax Liability	461,858
Net Deferred Operating Loss Carryforwards	$ 154,431,000

NOTE 11 - SUBSEQUENT EVENTS (Details Narrative) (USD $)	3 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Compensation Under Stock Bonus Plan	$ 146,700